Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 8,769	$ 7,977
Property and equipment, gross	116,745	102,707
Accumulated depreciation	68,053	61,158
Property and equipment, net	48,692	41,549
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	53,937	48,159
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,332	6,636
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 46,707	$ 39,935